Subsequent Events - Additional Information (Details) $ in Millions	Aug. 04, 2021 USD ($)	Aug. 04, 2021 £ / shares shares	Jun. 30, 2021 £ / shares	Dec. 31, 2020 £ / shares	Jun. 30, 2020 £ / shares
Subsequent Event [Line Items]
Ordinary shares, par value			£ 0.00001	£ 0.00001	£ 0.00001
Freeline Holdings U K Limited
Subsequent Event [Line Items]
Ordinary shares subscribed | shares		1,000
Ordinary shares, par value		£ 1.00
Aggregate consideration, value | $	$ 230.0
Freeline Holdings U K Limited | Freeline Therapeutics Limited
Subsequent Event [Line Items]
Ordinary shares subscribed | shares		1,000
Ordinary shares, par value		£ 1.23638835
Aggregate consideration, value | $	$ 230.0